Concentration and Risks (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues | Customer risk | Customer A
Concentration Risk [Line Items]
Concentration risk (as a percent)	0.00%	0.00%	19.00%
Revenues | Customer risk | Customer D
Concentration Risk [Line Items]
Concentration risk (as a percent)	32.00%	31.00%
Accounts receivable | Customer risk | Customer A
Concentration Risk [Line Items]
Concentration risk (as a percent)	11.00%	11.00%
Accounts receivable | Customer risk | Customer D
Concentration Risk [Line Items]
Concentration risk (as a percent)	39.00%	35.00%
Costs and expenses | Supplier risk | Supplier C
Concentration Risk [Line Items]
Concentration risk (as a percent)	22.00%	27.00%
Accounts payable | Supplier risk | Supplier C
Concentration Risk [Line Items]
Concentration risk (as a percent)		57.00%